Cover	6 Months Ended
Sep. 30, 2019
Cover page.
Document Type	S-4
Amendment Flag	false
Document Period End Date	Sep. 30, 2019
Entity Registrant Name	Change Healthcare Inc.
Entity Central Index Key	0001756497
Entity Filer Category	Non-accelerated Filer
Entity Emerging Growth Company	true
Entity Ex Transition Period	false
Entity Small Business	false